INCOME TAXES (Narrative) (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Nov. 25, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Income tax paid		$ 2,998,658		$ 2,726,825
Deferred Tax Assets, Valuation Allowance		$ 38,729,208		$ 42,362,849	$ 50,109,751	$ 56,633,867
Statutory enterprise income tax rate		25.00%	25.00%	25.00%	25.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory enterprise income tax rate		25.00%	25.00%
Preferential tax rate	15.00%	15.00%	15.00%	15.00%		25.00%	25.00%
PRC State Council, income tax rate		10.00%	10.00%
Xinjiang Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Income tax paid | ¥			¥ 0.1
Chongqing Daqo New Energy Co., Ltd. [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carried forward		$ 80,200,000
Deferred Tax Assets, Valuation Allowance		$ 38,729,208		$ 42,362,849